Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes Payable
Note 8 - Convertible Notes Payable

Note 8 - Convertible Notes Payable

The Company has the following convertible notes payable outstanding as of June 31, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020

Secured convertible promissory notes which mature upon the retirement of the New AC Midwest Secured Debt (see Note 9), bear interest at 10% per annum, are convertible into shares of common stock at $0.50 per share, and are secured by the assets of the Company.	$20,000	$990,000

Unsecured convertible promissory notes which mature beginning on June 15, 2023 through October 31, 2023, bear interest at 12% per annum, and are convertible into shares of common stock at $0.50 per share.	-	860,000

Unsecured convertible promissory notes which mature beginning on June 18, 2024 through October 23, 2024, bear interest at 12% per annum, and are convertible into shares of common stock at $0.50 per share.	-	2,600,000

Total convertible notes payable before discount	20,000	4,450,000

Less discounts and debt issuance costs	-	(394,878)

Total convertible notes payable	20,000	4,055,122

Less current portion	-	-

Convertible notes payable, net of current portion	$20,000	$4,055,122

From July 30, 2013 through December 24, 2013, the Company sold convertible notes and warrants to unaffiliated accredited investors totaling $1,902,500. The notes bear interest at 10% per annum, are secured by the Company’s assets, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share. The notes had an initial term of three years, but the maturity of the notes was extended during 2014 to match the retirement of the New AC Midwest Secured Debt. From February 8, 2021 to February 15, 2021, the Company issued 1,880,000 shares of common stock to certain holders of such convertible promissory notes issued in 2013 for the conversion of the outstanding principal of such notes in the aggregate amount of $940,000, based upon a conversion rate of $0.50 per share. On April 9, 2021, the Company issued 60,000 shares of common stock to another certain holder of such notes issued in 2013 for the conversion of outstanding principal in the amount of $30,000, based upon a conversion rate of $0.50 per share. As of June 30, 2021 and December 31, 2020, total principal of $20,000 and $990,000, respectively, was outstanding on these notes.

On June 15, 2018, the Company issued 2018 Unsecured Convertible Notes (the “2018 Unsecured Notes”) totaling $560,000 and warrants to certain holders of the 2013 Notes in exchange for their secured 2013 Notes. The 2018 Unsecured Notes have a term of five years, bear interest at 12% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share. For each dollar exchanged, the investor received a warrant to purchase one share of common stock of the Company at an exercise price of $0.70 per share. The 2018 Unsecured Notes may be converted at any time and from time to time in whole or in part prior to the maturity date thereof. From August 31, 2018 through October 30, 2018, the Company issued additional 2018 Unsecured Notes totaling $300,000 and warrants to unaffiliated investors. Pursuant to the terms of the 2018 Unsecured Notes, if at any time after six months from the issuance of the 2018 Notes, the closing price of the Company’s common stock exceeds $1.00 per share for 10 consecutive trading days, the Company shall have the right to force convert all of the outstanding principal of such Notes. Pursuant to notice dated February 17, 2021, the Company notified all such holders that as a result closing price of the Company’s common stock having exceeded $1.00 per share for 10 consecutive trading days, the Company was electing to force convert all such outstanding principal. Between February 26, 2021 and March 8, 2021, the Company issued 690,000 shares of common stock to certain holders of the 2018 Unsecured Notes for conversion of the outstanding principal of such Notes in the aggregate amount of $345,000, and on March 17, 2021, the Company issued 1,030,000 shares of common stock to the remaining holders of the 2018 Unsecured Notes for the conversion of the remaining outstanding principal in the aggregate amount of $515,000, all based upon a conversion rate of $0.50 per share. As of June 30, 2021 and December 31, 2020, total principal of $0 and $860,000, respectively, was outstanding on the 2018 Unsecured Notes.

From June 18, 2019 through October 23, 2019, the Company sold 2019 Unsecured Convertible Notes (the “2019 Unsecured Notes”) totaling $2,600,000 and warrants to unaffiliated accredited investors. The 2019 Unsecured Notes bear interest at 12% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share. The 2019 Unsecured Notes have a term of five years. On February 26, 2021, the Company issued 100,000 shares of common stock to a certain holder of the 2019 Unsecured Notes for the conversion of outstanding principal in the amount of $50,000, based upon a conversion rate of $0.50 per share. Pursuant to a letter dated June 14, 2021, the Company offered each of the holders of the 2019 Unsecured Notes the opportunity to voluntarily convert the outstanding principal into shares of common stock at conversion ratio of $0.50 per share and, if converted prior to June 30, 2021, still be paid interest through September 30, 2021. With such offer, all accrued and unpaid interest, and additional interest through September 30, 2021, would be paid in shares of common stock at a rate of $1.00 per share, in lieu of payment in cash. As a result thereof, and between June 17, 2021 and June 23, 2021, (i) the outstanding principal totaling $2,550,000 was voluntarily converted by the holders thereof into an aggregate of 5,100,000 shares of common stock of the Company at a conversion price of $0.50 per share, and (ii) all accrued and unpaid interest thereon, together with additional interest through September 30, 2021, which together totaled $229,500, was converted into an aggregate of 229,500 shares of common stock of the Company. The Company recognized a conversion inducement cost of $98,515 related to the conversion. As of June 30, 2021 and December 31, 2020, total principal of $0 and $2,600,000, respectively, was outstanding on the 2019 Unsecured Notes. There is no further liability related to the profit share due to the voluntary conversion of all of the 2019 Unsecured Notes.

As of June 30, 2021, remaining scheduled principal payments due on convertible notes payable are as follows:

Twelve months ended June 30,
2022	$-
2023	20,000
$20,000

Note 8 –Convertible Notes Payable

The Company has the following convertible notes payable outstanding as of December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019

Secured convertible promissory notes which mature upon the retirement of the New AC Midwest Secured Debt (see Note 9) bear interest at 10% per annum, and are convertible into shares of common stock at $0.50 per share, and are secured by the assets of the Company.	$990,000	$990,000

Unsecured convertible promissory notes which mature beginning on June 15, 2023 through October 31, 2023, bear interest at 12% per annum, and are convertible into shares of common stock at $0.50 per share.	860,000	860,000

Unsecured convertible promissory notes which mature beginning on June 18, 2024 through October 23, 2024, bear interest at 12% per annum, and are convertible into shares of common stock at $0.50 per share.	2,600,000	2,600,000

Total convertible notes payable before discount	4,450,000	4,450,000

Less unamortized discounts and debt issuance costs	(394,878)	(508,863)

Total convertible notes payable	4,055,122	3,941,137

Less current portion	-	(990,000)

Convertible notes payable, net of current portion	$4,055,122	$2,951,137

F-40

Table of Contents

As of December 31, 2020, remaining scheduled principal payments due on convertible notes payable are as follows:

Twelve months ended December 31,
2021	$-
2022	990,000
2023	860,000
2024	2,600,000
$4,450,000

As of December 31, 2020, the remaining future amortization of discounts are as follows:

Twelve months ended December 31,	Discounts
2021	$114,334
2022	114,334
2023	105,477
2024	60,733
$394,878

From July 30, 2013 through December 24, 2013, the Company sold convertible notes and warrants to unaffiliated accredited investors totaling $1,902,500. The notes bear interest at 10% per annum, are secured by the Company’s assets, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share. The notes had an initial term of three years, but the maturity of the notes was extended during 2014 to match the retirement of the New AC Midwest Secured Debt. These securities were sold in reliance upon the exemption provided by Section 4(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. Interest expense for the years ended December 31, 2020 and 2019, was $99,000 and $99,000, respectively. A discount on the notes payable of $841,342 was recorded based on the value of the warrants issued using a Black-Scholes options pricing model and was amortized over the initial five year life of the notes. Amortized interest expense for the years ended December 31, 2020 and 2019 on this discount was $0. As of December 31, 2020 and 2019, total principal of $990,000, was outstanding on these notes. See Note 16 for information on the conversion of $940,000 of the principal of these notes which have been converted into shares of common stock.

On June 15, 2018, the Company issued 2018 Unsecured Convertible Notes (the “2018 Unsecured Notes”) totaling $560,000 and warrants to certain holders of the 2013 Notes in exchange for their secured 2013 Notes (see description above of the private placement offering commenced during the second quarter of 2018). The 2018 Unsecured Notes have a term of five years, bear interest at 12% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share. For each dollar exchanged, the investor received a warrant to purchase one share of common stock of the Company at an exercise price of $0.70 per share. The 2018 Unsecured Notes may be converted at any time and from time to time in whole or in part prior to the maturity date thereof. Loss on this debt exchange was $44,036. A discount on the notes payable of $89,500 was recorded based on the value of the fair value of the note and warrants exchanged. The included warrants were valued using a Black-Scholes options pricing model. From August 31, 2018 through October 30, 2018, the Company issued additional 2018 Notes totaling $300,000 and warrants to unaffiliated accredited investors. A discount on the notes payable of $40,350 was recorded based on the fair value of the warrants issued with this note using a Black-Scholes options pricing model. Amortized interest expense for the years ended December 31, 2020 and 2019 on these discounts was $16,176 and $24,323, respectively. Interest expense for the years ended December 31, 2020 and 2019, was $103,200 and $202,200, respectively. As of December 31, 2020 and 2019, total principal of $860,000 was outstanding on the 2018 Unsecured Notes. The significant assumptions utilized for these Black-Scholes calculations consist of an expected life of equal to the expiration term of the option, historical volatility of 100% respectively, and a risk free interest rate of 3%. See Note 16 for information on the forced conversion of all of the outstanding principal of the 2018 Unsecured Notes.

From June 18, 2019 through October 23, 2019, the Company sold 2019 Unsecured Convertible Notes (the “2019 Unsecured Notes”) totaling $2,600,000 and warrants to unaffiliated accredited investors. The 2019 Unsecured Notes bear interest at 12% per annum, and are convertible into one share of common stock, par value $0.001 per share, with the initial conversion ratio equal to $0.50 per share. The 2019 Unsecured Notes have a term of five years. Interest expense for the years ended December 31, 2020 and 2019 was $312,000 and $124,600, respectively. A discount on the notes payable of $488,245 was recorded based on the relative fair value of the warrants issued using a Black-Scholes options pricing model and was amortized over the initial five year life of the notes. Amortized interest expense for the years ended December 31, 2020 and 2019 on this discount was $97,809 and $37,737, respectively. As of December 31, 2020 and 2019, total principal of $2,600,000 was outstanding on the 2019 Unsecured Notes.